8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of transactions and outstanding balances relating to key management personnel

For the year ended December 31, 2020

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2019

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 163,766	$ Nil	$ Nil	$ Nil	$ 53,482	$ Nil	$ 217,248
PaulL.Nelles(c)Director	$ 8,070	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 8,070
FrankHogelDirector	$ Nil	$ ,Nil	$ Nil	$ Nil	$ Nil	$ 5,530	$ 5,530

For the year ended December 31, 2018

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 253,968	$ Nil	$ Nil	$ Nil	$ 61,430	$ 11,505	$ 326,903
WinnieWongChiefFinancialOfficer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 9,588	$ 9,588
PaulL.Nelles(c)Director	$ 19,950	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,670	$ 27,620
FrankHogelDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,670	$ 7,670
MarkT.BrownDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 9,588	$ 9,588
PaulDircksenDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,670	$ 7,670
RossStringerDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,670	$ 7,670
AdrianoBarros(f)	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 5,369	$ 5,369